Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.03%	0.82%
Net Unrealized Appreciation/(Depreciation)	$ 2,736,323	$ 1,040,625
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.27%	1.08%
Net Unrealized Appreciation/(Depreciation)	$ 1,714,325	$ 1,362,668
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.76%	(0.26%)
Net Unrealized Appreciation/(Depreciation)	$ 1,021,998	$ (322,043)
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.33%	0.05%
Net Unrealized Appreciation/(Depreciation)	$ 451,911	$ 60,584
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	(0.10%)
Net Unrealized Appreciation/(Depreciation)	$ 282	$ (132,128)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.14%)	0.54%
Net Unrealized Appreciation/(Depreciation)	$ (186,141)	$ 685,124
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.01%
Net Unrealized Appreciation/(Depreciation)		$ 17,500
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.03%
Net Unrealized Appreciation/(Depreciation)		$ 42,875
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.50%
Net Unrealized Appreciation/(Depreciation)		$ 624,749
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.01%)
Net Unrealized Appreciation/(Depreciation)		$ (14,180)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.18%	(0.75%)
Net Unrealized Appreciation/(Depreciation)	$ 245,756	$ (950,059)
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.02%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 27,269	$ 2,730
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.27%	0.37%
Net Unrealized Appreciation/(Depreciation)	$ 364,745	$ 469,097
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.52%)	(0.71%)
Net Unrealized Appreciation/(Depreciation)	$ (703,308)	$ (895,510)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.94%	1.03%
Net Unrealized Appreciation/(Depreciation)	$ 1,262,414	$ 1,302,084
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.72%	0.31%
Net Unrealized Appreciation/(Depreciation)	$ 971,559	$ 392,983
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.16%
Net Unrealized Appreciation/(Depreciation)	$ 218,122
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	(0.10%)
Net Unrealized Appreciation/(Depreciation)	$ (764)	$ (120,616)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.04%)	0.03%
Net Unrealized Appreciation/(Depreciation)	$ (52,200)	$ 35,540
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.09%	0.49%
Net Unrealized Appreciation/(Depreciation)	$ 116,945	$ 624,953
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.03%)	0.23%
Net Unrealized Appreciation/(Depreciation)	$ (47,611)	$ 285,307
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.04%	0.07%
Net Unrealized Appreciation/(Depreciation)	$ 56,363	$ 83,917
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.28%	0.45%
Net Unrealized Appreciation/(Depreciation)	$ 1,725,306	$ 573,467